Document Information	12 Months Ended
Dec. 31, 2023
Document Information:
Document Type	2.01 SD
Amendment	false
CIK	0001421461
Registrant Name	Intrepid Potash, Inc.
Period End Date	Dec. 31, 2023
Reporting Currency	USD